Net Asset Value (NAV) Per Share (Details) - EBP 006 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 1,235,475,842	$ 987,869,054
Plan interest in commingled investments held by master trust	663,788,635	509,809,553
Marsh common stock at fair value
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in commingled investments held by master trust	47,818,201	61,637,116
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,100,621,260	888,248,959
NAV | Target retirement funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	806,158,684	634,926,806
Unfunded Commitments	0
NAV | T. Rowe Blue Chip Growth Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	119,980,475	102,203,900
Unfunded Commitments	0
NAV | Putnam Large Cap Value Trust IA
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	37,026,583	28,692,238
Unfunded Commitments	0
NAV | T. Rowe Small Mid Cap Core Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	66,587,731	69,735,529
Unfunded Commitments	0
NAV | Capital Group EUPAC Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	37,769,401	28,015,486
Unfunded Commitments	0
NAV | Loomis Sayles Core Plus Fixed Income Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	33,098,386	24,675,000
Unfunded Commitments	0
NAV | Commingled Funds
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in commingled investments held by master trust	555,971,903	394,839,791
NAV | S&P 500 Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in commingled investments held by master trust	284,041,098	204,827,888
Unfunded Commitments	0
NAV | Non-U.S. Equity Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in commingled investments held by master trust	121,324,651	75,254,966
Unfunded Commitments	0
NAV | U.S. Bond Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in commingled investments held by master trust	77,614,202	56,918,948
Unfunded Commitments	0
NAV | U.S. Extended Equity Market Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in commingled investments held by master trust	72,991,952	$ 57,837,989
Unfunded Commitments	$ 0